SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	9 Months Ended				12 Months Ended
	Sep. 30, 2026 shares $ / shares		Sep. 30, 2026 shares $ / shares		Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
Warrants And Options
Number of stock options, ending balance	4,267,170		4,267,170		1,756,670	1,756,670
Weighted average exercise price, ending balance | (per share)	$ 8.41		$ 6.14		$ 3.75	$ 5.39
Number of stock options, Options cancelled	(263,335)		(263,335)		(127,668)	(127,668)
Number of stock options, Options exercised	(101,998)		(101,998)		(225,332)	(225,332)
Number of stock options, Options granted	125,000	[1],[2]	125,000	[1],[2]	2,863,500	2,863,500
Number of stock options, ending balance	4,026,837		4,026,837		4,267,170	4,267,170
Weighted average exercise price, ending balance | (per share)	$ 6.18		$ 8.77		$ 8.41	$ 6.14

[1]	On August 6, 2026, the Company granted 100,000 share options to purchase Common Shares of the Company, of which 50,000 options have an exercise price of $7.00 per share and 50,000 options have an exercise price of $10.00 per share. The options vested immediately upon grant and expire on February 6, 2027. The fair value of the options granted was estimated at $57 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $5.98; Expected option life 0.5 years; Volatility 68.75%; Risk-free interest rate 3.954%; Dividend yield 0%.
[2]	On March 26, 2026, the Company granted an employee 25,000 share options to purchase Common Shares of the company with an exercise price of $8.00 per share. The options vest in three equal annual installments, commencing on December 30, 2026, and expire in March 2036. The fair value of the options granted was estimated at $151 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.64; Expected option life 10 years; Volatility 103.94%; Risk-free interest rate 4.311%; Dividend yield 0%.